Business combinations	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business combinations
4	Business combinations
Acquisitions in 2021
On January 11, 2021, SGHC entered into a call option over 100% of the outstanding shares of Raging River. SGHC exercised the option on April 8, 2021. SGHC concluded that the option and potential voting rights were substantive on the date of issuance in accordance with IFRS 10 Consolidated Financial Statements (‘IFRS 10’), resulting in the acquisition of Raging River on January 11, 2021. These rights were determined to be substantive based on management’s ability to direct the relevant activities of Raging River when decisions about its relevant activities are being made, refer to note 3. The consideration transferred for the acquisition of Raging River was € 17.2 million, which is the present value of the exercise price of the option (€ 2.1 million), fair value of the SGHC shares transferred (less any payment made by the previous Raging River shareholders) (€ 13.1 million), and good faith payment of dividends (€ 2 million) paid to the shareholders of Raging River. The acquisition was accounted for as a business combination in accordance with IFRS 3. Raging River operates licensed interactive online gaming services. The Group acquired Raging River to expand its online gaming services into a new market.
On April 9, 2021, SGHC purchased 100% of the outstanding shares of the following entities, the acquisitions of which were accounted for as a business combination under IFRS 3:

•
Webhost Limited (‘Webhost’), a company that provides hosting services for gaming platforms. The consideration transferred for the acquisition of Webhost was in the form of cash amounting to €2.9 million.

•
Partner Media Limited (‘Partner Media’) and Buffalo Partners Limited (‘Buffalo Partners’), companies that provide affiliate and other marketing services. The consideration transferred for the acquisitions of Partner Media and Buffalo partners was in the form of cash amounting to € 0.7 million and € 2.5 million, respectively.

On April 14, 2021, the Company acquired 100% of the outstanding shares of DigiProc Consolidated Limited (‘DigiProc’), a company that provides back office services which support the operating entities within the Group. The consideration transferred for the acquisition of DigiProc was in the form of cash amounting to € 9.2 million. The acquisition was accounted for as a business combination in accordance with IFRS 3.
On April 16, 2021, the Group acquired 100% of the outstanding shares of Digiprocessing (Mauritius) Limited (‘Digiprocessing’), a company that provides back office services which support the operating entities within the Group. The transaction was consummated through a transfer of shares from the previous shareholder to DigiProc for no consideration. The acquisition was accounted for as a business combination in accordance with IFRS 3.
On April 19, 2021, the Company acquired 100% of the outstanding shares of Raichu Investments Proprietary Limited (‘Raichu’), a company that provides back office services which support the operating entities within the Group. The consideration transferred for the acquisition of Raichu was assumed debt from the sellers of € 2.8 million and the balance in cash amounting to € 1.6 million. The acquisition was accounted for as business combination in accordance with IFRS 3.
On September 2, 2021, the Group purchased 100% of the outstanding shares of Smart Business Solutions S.A., a company in the process of applying for a gaming license. The consideration transferred for the acquisition of Smart Business Solutions S.A. was in the form of cash amounting to € 0.08 million.
On October 14, 2021 the Group purchased
100
% of the outstanding shares of 11908120 Canada Inc. (d.b.a. TheSpike.gg), a company that provides marketing services. The consideration transferred for the acquisition of TheSpike.gg was in the form of cash amounting to €
0.2
 million.
On December 1, 2021, SGHC purchased 100% of the outstanding shares of the following entities, the acquisition of which was accounted for as a business combination under IFRS 3:

•
Haber Investments Limited (‘Haber’), a company that provides back office services which support the operating entities within the Group. The consideration transferred for the acquisition of Haber was in the form of deferred consideration amounting to € 13.2 million, that was settled in January 2022.

•
Red Interactive Limited (‘Red Interactive’), a company that provides marketing services. The consideration transferred for the acquisition of Red Interactive was in the form of cash amounting to € 2.2 million.

The Group acquired these businesses, apart from Raging River, in order to bring marketing and other support services within the Group.
The preliminary fair values of the identifiable assets and liabilities assumed of these companies as at the dates of acquisition were:

		Raging River Trading Proprietary Limited	Webhost Limited	Partner Media Limited	Buffalo Partners Limited	Digiproc Consolidated Limited	Digiprocessing (Mauritius) Limited	Raichu Investments Proprietary Limited	Smart Business Solution S.A.	The Spike.GG	Red Interactive Limited	Haber Investments Limited	Total
		as at January 11,	as at April 9,	as at April 9,	as at April 9,	as at April 14,	as at April 16,	as at April 19,	as at September	as at October	as at December	As at December
		2021	2021	2021	2021	2021	2021	2021	2, 2021	15, 2021	1, 2021	1, 2021
		€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Assets	Note

Property, plant and equipment	13	89	1,066	—	—	82	1	1,355	—	—	243	4,884	7,720
Customer databases	11	11,062	—	—	—	—	—	—	—	—	—	131	11,193
Marketing and data analytics know-how	11	18,165	—	—	—	—	—	—	—	—	—	—	18,165
Licenses	11	242	—	—	—	—	—	—	—	—	—	—	242
Acquired technology	11	—	—	—	—	623	—	—	—	—	17	—	640
Loans receivable		—	—	21	—	6,206	—	—	—	—	118	—	6,345
Right-of-use assets	18	36	—	—	—	—	—	2,150	—	—	1,251	3,411	6,848
Deferred tax assets		20	—	—	—	—	—	33	—	—	—	—	53
Trade and other receivables		3,949	1,501	469	10,912	2,636	20	5,099	1	—	2,273	16,163	43,023
Restricted cash		72	—	—	—	—	—	—	—	—	—	—	72
Cash and cash equivalents		10,301	1,038	732	4,887	5,916	30	1,162	—	—	3,353	13,759	41,178

		43,936	3,605	1,222	15,799	15,463	51	9,799	1	—	7,255	38,348	135,479

Liabilities
Lease liabilities	18	(39)	—	—	—	—	—	(2,174)	—	—	(1,362)	(5,027)	(8,602)
Interest-bearing loans and borrowings		—	(1,404)	—	—	(5,985)	—	(1,987)	(69)	—	—	(1,296)	(10,741)
Trade and other payables		(5,371)	(496)	(175)	(13,070)	(3,437)	(1)	(1,063)	—	(36)	(1,405)	(14,375)	(39,429)
Customer liabilities		(1,999)	—	—	—	—	—	—	—	—	—	—	(1,999)
Deferred tax liabilities		(8,354)	—	—	—	(6)	—	(1,251)	—	—	(5)	(109)	(9,725)
Income tax payables		(913)	—	—	—	(34)	—	(269)	—	—	(451)	(482)	(2,149)

		(16,676)	(1,900)	(175)	(13,070)	(9,462)	(1)	(6,744)	(69)	(36)	(3,223)	(21,289)	(72,645)

Total identifiable net assets at fair value		27,260	1,705	1,047	2,729	6,001	50	3,055	(68)	(36)	4,032	17,059	62,834
Goodwill	11	—	1,195	—	—	3,199	—	1,323	76	278	—	—	6,071
Bargain purchase arising on acquisition		(10,047)	—	(347)	(214)	—	(50)	—	—	—	(1,832)	(3,859)	(16,349)

Purchase consideration		17,213	2,900	700	2,515	9,200	—	4,378	8	242	2,200	13,200	52,556

The fair value of the trade receivables is the same as the gross amount of trade receivables and it is expected that the full contractual amounts can be collected.
A business combination in which the net of the
acquisition-date
amount of the identifiable assets acquired and liabilities assumed exceeds the aggregate of the consideration transferred is considered a bargain purchase and this difference is recognized as a gain in the Consolidated Statement of Profit or Loss and Comprehensive Income as at the acquisition date.
Goodwill arising on acquisitions comprise the value of expected synergies arising from the acquisition. Goodwill acquired through business combinations is allocated to the Betway and Spin cash generating units (‘CGU’s’), which are also operating and reportable segments. The goodwill recognized on acquisitions of € 6.1 million has been allocated to the CGU’s as follows: Spin € 2.4 million and Betway € 3.7 million respectively. The allocation between Betway CGU and Spin CGU is based on the 10 year average net revenue forecast split between the two CGU. None of the goodwill recognized is expected to be deductible for income tax purposes.
The bargain purchases identified are explained as follows:
The acquisitions were treated as business combinations in terms of IFRS 3, however, the purchases were considered a reorganization in order to combine the entities with the larger group. In terms of the most significant bargain purchase for Raging River, the shareholders sold the businesses at a lower price seeing an opportunity to participate in an enlarged group with a more balanced product mix either as a shareholder or as a director and were willing to accept a lower price.
The remaining acquisitions giving rise to bargain purchases relate to the purchase of marketing and back office service entities that currently derive income from the provision of services to current group entities.
From the date of acquisition, the acquired entities contributed the following to revenue and profit before tax of the Group:

For the period from the acquisition dates through December 31, 2021 € ‘000s
Revenue	113,007
Profit before taxation	47,046
Of the amounts included above, € 110.8 million of revenue and € 36.4 million of profit before taxation relates to the acquisition of Raging River Trading Proprietary Limited.
Had the acquired entities been acquired at the beginning of the reporting period, the revenue and profit before tax of the Group would have been as follows:

€ ‘000s
Revenue	1,322,854
Profit before taxation	238,507

Revenues do not increase significantly following the purchase of the back office and marketing entities as their revenue is derived predominantly from the Group and is therefore eliminated on consolidation. The Group has the future benefit that it will experience the cost savings from these mark-ups.

Purchase consideration
The following table summarizes the acquisition date fair value of each major class of consideration transferred:

	Shares issued at fair value	Dividends paid to previous shareholders	Liabilities assumed	Deferred consideration	Cash paid	Purchase consideration transferred
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Raging River Trading Proprietary Limited	13,149	1,961	—	—	2,103	17,213
Webhost Limited	—	—	—	—	2,900	2,900
Partner Media Limited	—	—	—	—	700	700
Buffalo Partners Limited	—	—	—	—	2,515	2,515
Digiproc Consolidated Limited	—	—	—	—	9,200	9,200
Digiprocessing (Mauritius) Limited	—	—	—	—	—	—
Raichu Investments Proprietary Limited	—	—	2,881	—	1,497	4,378
Smart Business Solutions S.A.	—	—	—	—	8	8
TheSpike.GG	—	—	—	—	242	242
Red Interactive Limited	—	—	—	—	2,200	2,200
Haber Investments Limited	—	—	—	13,200	—	13,200

	13,149	1,961	2,881	13,200	21,365	52,557

The following table summarizes the net cash flow on acquisition:

		Net cash acquired with the	Net cash flow
	Cash paid € ‘000s	subsidiaries € ‘000s	on acquisition € ‘000s
Raging River Trading Proprietary Limited	(2,103)	10,301	8,198
Webhost Limited	(2,900)	1,038	(1,862)
Partner Media Limited	(700)	732	32
Buffalo Partners Limited	(2,515)	4,887	2,372
Digiproc Consolidated Limited	(9,200)	5,916	(3,284)
Digiprocessing (Mauritius) Limited	—	30	30
Raichu Investments Proprietary Limited	(1,497)	1,162	(335)
Red Interactive Limited	(2,200)	3,353	1,153
Haber Investments Limited	—	13,759	13,759
Smart Business Solutions S.A.	(8)	—	(8)
TheSpike.GG	(242)	—	(242)

	(21,365)	41,178	19,813

The acquisition accounting for the above acquisitions remains provisional for one year from the acquisition date and may change if new information is obtained relating to the conditions that existed at the acquisition date.
The Raichu Sale and Purchase Agreements call for a portion of the consideration for the shares transferred in the acquisition of Raichu by SGHC in the amount of € 2.8 million to be assumed from the previous shareholders and paid according to the terms of the previous shareholders loan agreement with Bellerive Global Services Limited. The terms of the loan call for interest to be recognized daily on any outstanding balance at a
South African prime rate minus 3% per annum.
Acquisitions in 2020
On May 4, 2020, Pelion Holdings Limited (‘Pelion’) purchased 100% of the outstanding shares of Lanester Investments Limited (‘Lanester’), a company holding gaming licenses, in exchange for a deferred cash consideration of € 25.6 million, which was fully settled by May 14, 2021. The acquisition was accounted for as a business combination under IFRS 3.

On

September 30, 2020, the Company acquired
100
% of the outstanding shares of Yakira Limited (‘Yakira’) and Gazelle Management Services Limited (‘Gazelle’), companies that operate licensed interactive online gaming services. The consideration transferred for the acquisitions of Yakira and Gazelle was assumed debt from the sellers of €
3.9
 million and €
26.3
 million, respectively. The acquisitions of Yakira and Gazelle were accounted for as business combinations in accordance with IFRS 3.
Management has evaluated any
non-controlling
interest (‘NCI’) present in the entities acquired during 2020 and determined them to be immaterial. Therefore, no NCI has been recorded in the Group’s Consolidated Financial Statements related to acquisitions during the year.
The acquisitions were consummated to gain access to additional reserves for the Group which would improve the ability to achieve economies of scale, other cost reductions and margin improvement as a result of centralizing support, planning and marketing functions.
The fair values of the identifiable assets and liabilities assumed of these companies as at the dates of acquisition were:

	Yakira Limited	Gazelle Management Holdings Limited	Lanester Investments Limited	Total
	as at	as at	As at
	September 30,	September 30,	May 4,
	2020	2020	2020	2020
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Assets
Property, plant and equipment	15	575	60	650
Customer databases	—	6,004	1,069	7,073
Brands	508	—	13,808	14,316
Marketing and data analytics know-how	998	24,879	18,718	44,595
Licenses	16	823	185	1,024
Acquired technology	2,211	8,187	9,860	20,258
Loans receivable	1	340	14,467	14,808
Income tax receivables	—	367	3	370
Right-of-use assets	74	340	430	844
Deferred tax assets	—	—	689	689
Trade and other receivables	1,204	7,778	9,556	18,538
Restricted cash	282	301	—	583
Cash and cash equivalents	5,120	10,952	14,119	30,191

	10,429	60,547	82,965	153,941

Liabilities
Lease liabilities	(77)	(338)	(400)	(815)
Interest-bearing loans and borrowings	—	(25)	(6,281)	(6,306)
Trade and other payables	(5,529)	(11,505)	(8,562)	(25,596)
Customer liabilities	(537)	(1,289)	(3,365)	(5,191)
Deferred tax liabilities	(481)	(2,161)	(4,664)	(7,306)
Provisions	—	(1,420)	(16,459)	(17,879)
Income tax payables	—	—	(145)	(145)

	(6,624)	(16,738)	(39,877)	(63,239)

Total identifiable net assets at fair value	3,806	43,808	43,087	90,701
Goodwill	94	—	—	94
Bargain purchase arising on acquisition	—	(17,508)	(17,487)	(34,995)

Purchase consideration	3,900	26,300	25,600	55,800

Goodwill arising on acquisition comprises the value of expected synergies arising from the acquisition. As discussed in note 11, Goodwill acquired through business combinations is allocated to the Betway and Spin CGU’s, which are also operating and reportable segments. The Goodwill recognized on the acquisition of Yakira has been allocated to the Betway CGU. None of the goodwill recognized is expected to be deductible for income tax purposes.
A business combination in which the net of the
acquisition-date
amount of the identifiable assets acquired and liabilities assumed exceeds the aggregate of the consideration transferred is considered a bargain purchase and this difference is recognized as a gain in the Consolidated Statement of Profit or Loss and Comprehensive Income as at the acquisition date.
The following bargain purchases were identified within Lanester and Gazelle and are explained as follows:

•
Gazelle and Yakira have a
short-term
licensing agreements with the acquirer to use the Betway brand, which could affect the business in the event of non-
renewal and limit any goodwill value or the number of potential acquirers. Further to this, the bargain purchase can also be attributable to the fact that certain contingent liabilities cannot be measured reliably due to uncertainty around the amount and timing.

•
At the time of the purchase of both Gazelle and Lanester, and their subsidiaries, participated in unregulated markets, for which there was a risk that these markets could become regulated which would result in further costs and would decrease the value of the investment or reduce significant profits of casino operators;

Certain shareholders selling the asset at a low price but seeing an opportunity to participate in an enlarged group with a more balanced product mix either as a shareholder or as a director.
From the date of acquisition, the acquired entities contributed the below to revenue and profit before tax of the Group for the year ended December 31, 2020:

Total € ‘000s
Revenue	85,953
Profit before taxation	15,773
Had the acquired entities been acquired at the beginning of the reporting period, the revenue and profit before tax of the Group would have been as follows:

Total € ‘000s
Revenue	983,087
Loss before taxation	135,975
Purchase consideration
The following table summarizes the acquisition date fair value of each major class of consideration transferred:

	Yakira Limited	Gazelle Management Holdings Limited	Lanester Investments Limited	Total
	€ ‘000s	€ ‘000s	€ ‘000s	€ ‘000s
Shares issued at fair value	—	—	—	—
Liabilities assumed/deferred consideration	3,900	26,300	25,600	55,800

Total consideration	3,900	26,300	25,600	55,800

Net cash acquired with the subsidiary	5,120	10,952	14,119	30,191

Net cash flow on acquisition	5,120	10,952	14,119	30,191

The Lanester Sale and Purchase Agreement (‘Lanester SPA’) calls for total cash consideration for the shares transferred in the acquisition of Lanester by Pelion in the amount of € 25.6 million. The Lanester SPA calls for this consideration to be transferred by no later than 24 months after the completion of the sale. The sale proceeds were fully settled by May 14, 2021.
Transaction costs amounting to less than € 0.1 million have been included in the ‘General and administrative expenses’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.